CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Movement in the Allowance for Impairment of Trade Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 2,286	$ 2,324
(Reversed)/charged to costs and expenses	324	225
Amounts written off during the year	(876)	(263)
Balance at December 31	$ 1,086	$ 2,286